The Prudential Insurance Company of America          Erin C. Schwerzmann
Vice President and Corporate Counsel
                          The Prudential Insurance Company of America
280 Trumbull Street, Hartford CT 06103
Tel 860 534-9177
Erin.Schwerzmann@prudential.com

September 8, 2014

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:           Pruco Life Insurance Company (“Registrant”)
Pruco Life PRUvider Variable Appreciable Account (“Depositor”) (File No. 811-07040)

Dear Commissioners:

On behalf of Pruco Life Insurance Company and the Pruco Life PRUvider Variable Appreciable Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Semiannual Reports for the underlying funds for the period ending June 30, 2014 have been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following semi-annual report for the underlying fund:

Filer/Entity:The Prudential Series Fund, Inc.
Registration No.:811-03623
CIK No.:0000711175
Accession No.:0001193125-14-323684
Date of Filing:08/27/14

If you have any questions regarding this filing, please contact me at (860) 534-9177.

       Sincerely,

      __/s/ Erin C. Schwerzmann_____
Erin C. Schwerzmann

VIA EDGAR